Other Current and Long-Term Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Other Current and Long-Term Assets
Other Current and Long-Term Assets

Note 5: Other Current and Long-Term Assets

Other Current and Long-Term Assets consists of the following at:

($ in thousands)	December 31, 2022	June 30, 2022
Other Assets – Current
Prepaid Intellectual Property	$2,197	$2,443
Prepaid Insurance	639	431
Prepaid Acquisitions	2,865	2,243
Prepaid Freight	325	216
Prepaid Manufacturing Components	28	79
Prepaid Rent	886	—
Prepaid Maintenance	825	885
Prepaid Shipping Supplies	1,666	2,831
Total Other Assets – Current	$9,431	$9,128
Other Long-Term Assets
Deposits	$305	$3,748
Total Other Long-Term Assets	$305	$3,748

Note 4:Other Current and Long-Term Assets

Other Current and Long-Term Assets consists of the following at:

($ in thousands)	June 30, 2022	June 30, 2021
Other Assets – Current
Prepaid Intellectual Property	$2,443	$3,411
Prepaid Insurance	431	2,011
Prepaid Acquisitions	2,243	—
Prepaid Freight	216	—
Prepaid Manufacturing Components	79	167
Prepaid Maintenance	885	165
Prepaid Shipping Supplies	2,832	1,533
Total Other Assets – Current	$9,129	$7,287
Other Assets – Long Term
Deposits	$3,748	$361
Total Other Assets – Long Term	$3,748	$361